OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
OTHER LIABILITIES
OTHER LIABILITIES

21)  OTHER LIABILITIES

	12/31/17	12/31/16
Authorization licenses (1)	258,742	1,048,523
Liabilities with related parties (Note 28)	125,987	112,358
Payment for license renewal (2)	167,536	215,154
Third-party withholdings (3)	144,593	227,685
Surplus from post-employment benefit plans (Note 30)	531,938	327,670
Amounts to be refunded to subscribers	189,380	168,708
Other liabilities	72,893	92,447
Total	1,491,069	2,192,545

Current	718,468	1,640,757
Noncurrent	772,601	551,788
(1)

Includes a portion of the Company's liability arising from an agreement entered into with ANATEL, whereby the operators that won the auction of the 4G licenses organized Entidade Administradora do Processo de Redistribuição e Digitalização de Canais de TV e RTV ("EAD"), which will be responsible for equally performing all TV and RTV channel redistribution procedures and solutions to harmful interference in radio communication systems, in addition to other operations in which the winning operators have obligations, as defined in the agreement. On January 31, 2017, the Company paid R$858,991 to EAD, referring to the 2nd and 3rd installments of the auction of 700 MHz national frequency bands for the provision of SMP, performed by ANATEL on September 30, 2014.

(2)	This refers to the cost of renewing STFC and SMP licenses.
(3)	This refers to payroll withholdings and taxes withheld from pay-outs of interest on equity and on provision of services.